Unsecured Debt - Additional Information (Details) - Revolving Credit Facility $ in Millions, € in Billions, £ in Billions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Nov. 30, 2015 EUR (€) debt_instrument	Nov. 30, 2015 GBP (£) debt_instrument	Nov. 30, 2015 USD ($) debt_instrument
Debt Instrument [Line Items]
Long-term debt				$ 300
Number of undrawn revolving credit facilities | debt_instrument		1	1	1
Line of credit facility available amount				$ 2,800
Main Credit Facility
Debt Instrument [Line Items]
Credit facility expiration period	5 years
Long-term debt				$ 2,500
Commitment fee percentage	35.00%
Main Credit Facility | Utilization of less than One Third of Available Line of Credit Facility
Debt Instrument [Line Items]
Additional utilization fee		0.10%	0.10%	0.10%
Main Credit Facility | Utilization of more than One Third of Available Line of Credit Facility
Debt Instrument [Line Items]
Additional utilization fee		0.20%	0.20%	0.20%
Main Credit Facility | Utilization of more than Two Thirds of Available Line of Credit Facility
Debt Instrument [Line Items]
Additional utilization fee		0.40%	0.40%	0.40%
Main Credit Facility | U.S. Dollar Denominated Debt
Debt Instrument [Line Items]
Long-term debt				$ 1,700
Main Credit Facility | Euro Denominated
Debt Instrument [Line Items]
Long-term debt | €		€ 0.5
Main Credit Facility | Sterling Denominated Debt
Debt Instrument [Line Items]
Long-term debt | £			£ 0.2
LIBOR/EURIBOR | Main Credit Facility
Debt Instrument [Line Items]
Interest rate (as a percent)		40.00%